Fair Value Measurements - Fair Value, Liabilities Measured on Recurring Basis (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible Notes	$ 21,100
Fair Value, Recurring | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities	0
Convertible Notes	0
Fair Value, Recurring | Level 2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities	0
Convertible Notes	0
Fair Value, Recurring | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities	21,089
Convertible Notes	$ 21,089